Restructuring Charges	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Charges
18.	Restructuring Charges

During the fourth quarter of fiscal 2011, Nordion realigned its current resources including management, administrative and operations workforce across the organization to focus on driving the long-term performance of the Company, and to support strategic priorities and growth initiatives. As a result of this restructuring activity, the Company recorded a restructuring charge of $0.8 million (2010 - $nil; 2009 - $nil) relating to workforce reductions for the year ended October 31, 2011.

In fiscal 2010 and 2009, the Company undertook a number of restructuring activities associated with its strategic repositioning activities. As a result of these activities, for the year ended October 31, 2011, the Company recorded $0.4 million (2010 - $42.2 million; 2009 - $9.3 million) primarily for the extension of certain key corporate employees retained and $0.4 million (2010 - $7.2 million; 2009 - $nil) for contract cancellation charges which represent future rent payments, net of estimated sublease revenue, related to the Company's former corporate office space in Toronto, Canada.

The fiscal 2010 and 2009 restructuring activities have been substantially completed and the remaining fiscal 2011 and 2010 restructuring provisions are expected to be utilized in the first quarter of fiscal 2012, except for future rental payments related to the Company's former corporate office space in Toronto, which may extend over 3 years. A conditional lease termination agreement offer related to its former Toronto office that the Company signed in September 2011 was expired when the landlord failed to obtain its Board's approval in November 2011.

As of October 31, 2011, the restructuring provision of $7.6 million (October 31, 2010 ― $11.5 million) is included in accrued liabilities (Note 11) and other long-term liabilities (Note 14) in the consolidated statements of financial position.

The table below provides an analysis of the Company's restructuring activities related to its continuing operations until October 31, 2011.
	Expenses				Cumulative Activities		Balance as of October 31
	2011	2010	2009	Total	Cash	Non-Cash	2011
Workforce reductions	$1,217	$42,161	$9,306	$52,684	$(49,031)	$(1,000)	$2,653
Contract cancellation charges	375	7,175	-	7,550	(3,793)	1,211	4,968
Other	-	13,195	-	13,195	(13,181)	(14)	-
Restructuring charges	$1,592	$62,531	$9,306	$73,429	$(66,005)	$197	$7,621